Goodwill and Other Purchased Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
8. GOODWILL AND OTHER PURCHASED INTANGIBLE ASSETS
Goodwill
As discussed in Note 2, the Merger resulted in the recognition of $6.3 billion of goodwill, which was allocated to the Space Systems, Defense Systems and Aeronautics Systems sectors.
Changes in the carrying amounts of goodwill for the years ended December 31, 2018 and 2019, were as follows:

$ in millions	Aeronautics Systems	Defense Systems	Mission Systems	Space Systems	Total
Balance as of December 31, 2017	$2,969	$2,259	$6,062	$1,165	$12,455
Acquisition of Orbital ATK	498	2,123	—	3,601	6,222
Other(1)	—	(5)	—	—	(5)
Balance as of December 31, 2018	$3,467	$4,377	$6,062	$4,766	$18,672
Acquisition of Orbital ATK	—	—	—	37	37
Other(1)	—	(1)	—	—	(1)
Balance as of December 31, 2019	$3,467	$4,376	$6,062	$4,803	$18,708

(1)	Other consists primarily of adjustments for foreign currency translation.
At December 31, 2019 and 2018, accumulated goodwill impairment losses totaled $417 million and $153 million at Aeronautics Systems and Space Systems, respectively.
Other Purchased Intangible Assets
Net customer-related and other intangible assets are as follows:

	December 31
$ in millions	2019	2018
Gross customer-related and other intangible assets	$3,356	$3,356
Less accumulated amortization	(2,316)	(1,984)
Net customer-related and other intangible assets	$1,040	$1,372

Amortization expense for 2019, 2018 and 2017, was $332 million, $203 million and $14 million, respectively. As of December 31, 2019, the expected future amortization of purchased intangibles for each of the next five years is as follows:

$ in millions
2020	$262
2021	204
2022	197
2023	78
2024	55